Basis of Presentation and Summary of Significant Accounting Policies - Summary of List of Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Jan. 05, 2023	Jan. 05, 2023
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Mobile Commerce Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Apr. 20, 2016	Apr. 20, 2016	Apr. 20, 2016
Country of incorporation	United States of America	United States of America	United States of America
Group shareholding	100.00%	100.00%	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Technology S.L. [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Aug. 25, 2020	Aug. 25, 2020	Aug. 25, 2020
Country of incorporation	Spain	Spain	Spain
Group shareholding	100.00%	100.00%	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Taiwan Limited [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Nov. 09, 2000	Nov. 09, 2000	Nov. 09, 2000
Country of incorporation	Taiwan	Taiwan	Taiwan
Group shareholding	100.00%	100.00%	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Technology (India) Private Limited [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Mar. 20, 2021	Mar. 20, 2021	Mar. 19, 2021
Country of incorporation	India	India	India
Group shareholding	100.00%	100.00%	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Technology (India) Private Limited [Member] | As filed [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation		Mar. 19, 2021